Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2065 Fund
December 31, 2025
Z65-NPRT3-0226
1.9895833.106
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	248	1,880
Fidelity Series Corporate Bond Fund (a)	3	25
Fidelity Series Government Bond Index Fund (a)	4	34
Fidelity Series International Credit Fund (a)	4	35
Fidelity Series Investment Grade Bond Fund (a)	3	35
Fidelity Series Investment Grade Securitized Fund (a)	2	21
Fidelity Series Long-Term Treasury Bond Index Fund (a)	212,705	1,146,479
TOTAL BOND FUNDS (Cost $1,172,368)		1,148,509

Domestic Equity Funds - 52.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	103,863	2,386,779
Fidelity Series Commodity Strategy Fund (a)	950	91,920
Fidelity Series Large Cap Growth Index Fund (a)	51,320	1,530,371
Fidelity Series Large Cap Stock Fund (a)	58,824	1,570,612
Fidelity Series Large Cap Value Index Fund (a)	158,099	2,882,141
Fidelity Series Small Cap Core Fund (a)	36,707	496,281
Fidelity Series Small Cap Opportunities Fund (a)	17,570	284,991
Fidelity Series Value Discovery Fund (a)	60,599	1,031,997
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,373,280)		10,275,092

International Equity Funds - 40.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	35,962	710,258
Fidelity Series Emerging Markets Fund (a)	41,566	487,981
Fidelity Series Emerging Markets Opportunities Fund (a)	79,249	1,953,489
Fidelity Series International Growth Fund (a)	70,255	1,342,574
Fidelity Series International Index Fund (a)	33,520	506,487
Fidelity Series International Small Cap Fund (a)	12,829	229,508
Fidelity Series International Value Fund (a)	86,568	1,350,464
Fidelity Series Overseas Fund (a)	89,974	1,343,318
Fidelity Series Select International Small Cap Fund (a)	1,116	15,427
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,662,901)		7,939,506

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $124,655)	12,528	124,775

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $84,392)	3.84	84,392	84,392

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,417,596)	19,572,274
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	19,572,274

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,159	937	180	72	(1)	(35)	1,880	248
Fidelity Series Blue Chip Growth Fund	1,370,193	881,814	359,734	79,728	(328)	494,834	2,386,779	103,863
Fidelity Series Canada Fund	350,022	336,692	69,697	13,944	(511)	93,752	710,258	35,962
Fidelity Series Commodity Strategy Fund	-	91,766	469	85	(9)	632	91,920	950
Fidelity Series Corporate Bond Fund	900	39,978	40,884	116	28	3	25	3
Fidelity Series Emerging Markets Fund	295,996	209,038	109,389	11,548	(963)	93,299	487,981	41,566
Fidelity Series Emerging Markets Opportunities Fund	1,184,658	820,976	431,834	47,985	(2,128)	381,817	1,953,489	79,249
Fidelity Series Government Bond Index Fund	1,458	68,353	69,748	155	(26)	(3)	34	4
Fidelity Series Government Money Market Fund	-	282,144	197,752	1,449	-	-	84,392	84,392
Fidelity Series International Credit Fund	33	2	-	2	-	-	35	4
Fidelity Series International Developed Markets Bond Index Fund	-	6,804	6,889	2	85	-	-	-
Fidelity Series International Growth Fund	821,167	603,627	136,687	102,699	(1,568)	56,035	1,342,574	70,255
Fidelity Series International Index Fund	311,177	206,730	76,799	16,441	274	65,105	506,487	33,520
Fidelity Series International Small Cap Fund	152,121	96,148	26,109	30,517	183	7,165	229,508	12,829
Fidelity Series International Value Fund	815,887	630,926	235,821	132,297	880	138,592	1,350,464	86,568
Fidelity Series Investment Grade Bond Fund	1,384	63,410	64,700	164	(60)	1	35	3
Fidelity Series Investment Grade Securitized Fund	870	38,012	38,879	106	18	-	21	2
Fidelity Series Large Cap Growth Index Fund	881,449	551,229	190,884	13,807	(61)	288,638	1,530,371	51,320
Fidelity Series Large Cap Stock Fund	813,784	752,552	171,258	124,273	(11)	175,545	1,570,612	58,824
Fidelity Series Large Cap Value Index Fund	1,674,504	1,322,350	322,471	94,143	(1,813)	209,571	2,882,141	158,099
Fidelity Series Long-Term Treasury Bond Index Fund	793,492	589,081	222,180	27,862	(2,413)	(11,501)	1,146,479	212,705
Fidelity Series Overseas Fund	817,331	658,821	152,599	108,229	(513)	20,278	1,343,318	89,974
Fidelity Series Select International Small Cap Fund	2,083	15,157	3,957	430	288	1,856	15,427	1,116
Fidelity Series Small Cap Core Fund	384,497	153,950	149,222	3,900	6,469	100,587	496,281	36,707
Fidelity Series Small Cap Opportunities Fund	170,973	93,207	21,866	11,695	269	42,408	284,991	17,570
Fidelity Series Treasury Bill Index Fund	-	408,127	283,524	4,013	53	119	124,775	12,528
Fidelity Series Value Discovery Fund	601,017	493,353	129,592	55,109	1,304	65,915	1,031,997	60,599
	11,446,155	9,415,184	3,513,124	880,771	(554)	2,224,613	19,572,274

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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